Asset Acquisition (Details) $ / shares in Units, ¥ in Thousands						1 Months Ended	6 Months Ended
	Mar. 24, 2025 CNY (¥)	Mar. 24, 2025 USD ($)	Dec. 28, 2023 USD ($)	Jul. 22, 2020 CNY (¥) shares	Jul. 22, 2020 USD ($) shares	May 31, 2021 $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Sep. 30, 2024 CNY (¥)
Asset Acquisition [Line Items]
Consideration amount	¥ 1,107	$ 1,107,396	$ 180,000,000
Ordinary shares redeemable						20,861
Cash consideration payable (in Yuan Renminbi) | ¥							¥ 168,355	¥ 162,808
Great Alliance Coliving Limited. [Member]
Asset Acquisition [Line Items]
Share issued						186,376
Ordinary shares oblige						57,786
Ordinary Shares [Member]
Asset Acquisition [Line Items]
Ordinary shares redeemable						57,786
Redeemable price per share (in Dollars per share) | $ / shares						$ 401.5
Ordinary shares subject to make-whole cash-settled provision							57,786
Shares subject to redemption							20,861
Ordinary shares fall in collection of liability							57,786
Ordinary Shares [Member] | Great Alliance Coliving Limited. [Member]
Asset Acquisition [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 401.4
Class A Ordinary Shares [Member] | Great Alliance Coliving Limited. [Member]
Asset Acquisition [Line Items]
Share issued				128,589	128,589
Great Alliance Coliving Limited. [Member]
Asset Acquisition [Line Items]
Consideration amount				¥ 205,306	$ 29,000,000